FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS
NOTE 12       -       FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS

The Company makes certain disclosures as detailed below with regard to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

A.	Non-Designated Exchange Rate Transactions

As the functional currency of Tower is the USD and part of Tower's expenses are denominated in NIS, Tower enters from time to time into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on NIS denominated expenses.

As of December 31, 2018 the fair value amounts of such exchange rate agreements were approximately $379 in a liability position presented in short-term liabilities with face value of $92,000.

As of December 31, 2017 the fair value amounts of such exchange rate agreements were approximately $24 in an asset position presented in short-term assets with face value of $18,000. Changes in the fair values of such derivatives are presented in cost of revenues in the statements of operations.

As the functional currency of TPSCo is the JPY and part of TPSCo revenues are denominated in USD, TPSCo enters from time to time into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on USD denominated amounts. As of December 31, 2018 and 2017, the fair value amounts of such exchange rate agreements were $16 and $169, respectively, in a liability position presented in short-term liabilities with face value of $42,000 and $48,000, respectively. Changes in the fair value of such derivatives are presented in the statements of operations.

B.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, derivative, trade receivables and government and other receivables. The Company's cash, deposits, marketable securities and derivative are maintained with large and reputable banks and investment banks. The composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables; however, in certain circumstances, the Company obtains credit insurance or may require advance payments. An allowance for doubtful accounts is determined with respect to those amounts which their collection determined to be doubtful. The Company performs ongoing credit evaluations of its customers.

C.	Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments, excluding debentures do not materially differ from their respective carrying amounts as of December 31, 2018 and 2017. The fair value of debentures, based on quoted market prices as of December 31, 2018 and 2017, was approximately $127,000 and $345,000, respectively, compared to carrying amounts of approximately $120,000 and $182,000, for the above dates, respectively.

D.	Cash Flow Hedge Gains (Losses)

The Company entered into cash flow hedging transactions to mitigate the foreign exchange rate differences on the principal and interest using a cross currency swap to mitigate the risk arising from Series G Debentures denomination in NIS.

As of December 31, 2018, the fair value of the swap was $4,951 in an asset, net position, of which $1,771 presented in short-term liabilities and $6,722 presented in long-term assets. As of December 31, 2017, the fair value of the swap was $16,455 in an asset, net position, of which $1,550 presented in short-term liabilities and $18,005 presented in long-term assets.

As of December 31, 2018 and December 31, 2017, the effective portion of $1,329 and $2,758, respectively, were recorded in OCI, of which a loss of approximately $1,231 is expected to be reclassified into earnings during the twelve months ending December 31, 2019. For the years ended December 31, 2018 and December 31, 2017, the effect of the hedge on the Company’s results of operations was $11,787 loss and $11,654 income, respectively, and was recognized as financing expense, net to offset the effect of the rate difference related to Series G Debentures.

E.	Fair Value Measurements

Valuation Techniques

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company’s Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company’s Level 2 and Level 3 assets and liabilities.

Assets held for sale - securities classified as available for sale are reported at fair value on a recurring basis.  These securities are classified as Level 1 of the valuation hierarchy where quoted market prices from reputable third-party brokers are available in an active market. If quoted market prices are not available, the Company obtains fair value measurements from an independent pricing service.

These securities are reported using Level 2 inputs and the fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, U.S. government and agency yield curves, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the security’s terms and conditions, among other factors. Changes in fair value of securities available for sale are recorded in other comprehensive income, net of income tax effect.

Level 2 Measurements

Over the counter derivatives - the Company uses the market approach using quotations from banks and other public information.

Level 3 Measurements

Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2018	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - asset, net position	$4,951	$--	$4,951	$--
Marketable securities held for sale	135,227	135,227	--	--
Foreign exchange forward and cylinders - liability position	(395)	--	(395)	--
	$139,783	$135,227	$4,556	$--

	December 31, 2017	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - asset, net position	$16,455	$--	$16,455	$--
Marketable securities held for sale	113,168	113,168	--	--
Foreign exchange forward and cylinders - liability position	(169)	--	(169)	--
Foreign exchange forward and cylinders - asset position	24	--	24	--
	$129,478	$113,168	$16,310	$--

F.          Short-Term and Long-Term Deposits and Marketable Securities

Short-term and long-term deposits and marketable securities as of December 31, 2018 included short term deposits in the amount of $120,079, marketable securities in the amount of $135,850 (including accrued interest) and long-term bank deposit in the amount of $12,500; as of December 31, 2017, long-term deposits and marketable securities included marketable securities in the amount of $113,874 (including accrued interest) and long-term bank deposit in the amount of $12,500.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2018:

	Amortized cost	Gross unrealized gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$111,639	$29	$(2,029)	$109,639
U.S government bonds	5,444	21	--	5,465
Non-U.S government bonds	2,456	--	(33)	2,423
Municipal bonds	2,248	--	(13)	2,235
Money market fund	15,225	--	--	15,225
Certificate of deposits	248	--	(8)	240
	$137,260	$50	$(2,083)	$135,227

The scheduled maturities of available-for-sale marketable securities as of December 31, 2018, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$16,686	$16,661
Due after one year through five years	120,574	118,566
	$137,260	$135,227

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2017:

	Amortized cost	Gross unrealized gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$98,998	$25	$(683)	$98,340
Non-U.S government bonds	2,730	--	(19)	2,711
Municipal bonds	11,950	15	(96)	11,869
Certificate of deposits	248	--	--	248
	$113,926	$40	$(798)	$113,168

The scheduled maturities of available-for-sale marketable securities as of December 31, 2017, were as follows:

	Amortized cost	Estimated fair value
Due within one year	$7,688	$7,679
Due after one year through five years	106,238	105,489
	$113,926	$113,168

Investments with continuous unrealized losses for less than 12 months and 12 months or more and their related fair values as of December 31, 2018, were as indicated in the following tables:

	December 31, 2018
	Investment with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$19,716	$(140)	$79,609	$(1,889)	$99,325	$(2,029)
Non-U.S government bonds	963	--	1,460	(33)	2,423	(33)
Municipal bonds	2,235	(13)	--	--	2,235	(13)
Certificate of deposits	--	--	240	(8)	240	(8)
Total	$22,914	$(153)	$81,309	$(1,930)	$104,223	$(2,083)

Investments with continuous unrealized losses for less than 12 months and 12 months or more and their related fair values as of December 31, 2017, were as indicated in the following tables:

	December 31, 2017
	Investment with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$89,133	$(683)	$--	$--	$89,133	$(683)
Non-U.S government bonds	2,711	(19)	--	--	2,711	(19)
Municipal bonds	8,837	(96)	--	--	8,837	(96)
Total	$100,681	$(798)	$--	$--	$100,681	$(798)